Document and Entity Information	Dec. 16, 2019
Prospectus:
Document Type	497
Document Period End Date	Dec. 16, 2019
Registrant Name	WEITZ FUNDS
Entity Central Index Key	0001257927
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 16, 2019
Document Effective Date	Dec. 16, 2019
Prospectus Date	Jul. 31, 2019
Value Fund | Value Fund - Institutional Class
Prospectus:
Trading Symbol	WVAIX
Value Fund | Value Fund - Investor Class
Prospectus:
Trading Symbol	WVALX
Hickory Fund | Hickory Fund
Prospectus:
Trading Symbol	WEHIX
Partners Value Fund | Partners Value Fund - Institutional Class
Prospectus:
Trading Symbol	WPVIX
Partners Value Fund | Partners Value Fund - Investor Class
Prospectus:
Trading Symbol	WPVLX
Short Duration Income Fund | Short Duration Income Fund - Investor Class
Prospectus:
Trading Symbol	WSHNX
Short Duration Income Fund | Short Duration Income Fund - Institutional Class
Prospectus:
Trading Symbol	WEFIX
Nebraska Tax-Free Income Fund | Nebraska Tax-Free Income Fund
Prospectus:
Trading Symbol	WNTFX
Core Plus Income Fund | Core Plus Income Fund - Investor Class
Prospectus:
Trading Symbol	WCPNX
Core Plus Income Fund | Core Plus Income Fund - Institutional Class
Prospectus:
Trading Symbol	WCPBX